Shareholder Report	12 Months Ended	19 Months Ended	21 Months Ended	69 Months Ended	81 Months Ended	106 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity Freedom Index 2045 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier Class
Trading Symbol	FQIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,322,474 $2,696,910,965 $2,506,886,552 $3,005,131,673 $3,206,138,060 $3,842,642,899 Fidelity Freedom Index 2045 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 $3,818,453,751 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 19.85% 8.37% 11.98% Fidelity Freedom Index 2045 Composite Index℠ 19.12% 8.28% 11.86% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 17,057,598
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 36.0 Bond Funds 10.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 36.0 Bond Funds - 10.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 53.8 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Investor Class
Trading Symbol	FXIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,307 $12,590 $13,183 $12,606 $17,063 $17,484 $16,322 $18,512 $19,613 $22,319 Fidelity Freedom Index 2030 Composite Index℠ $10,000 $11,313 $12,607 $13,236 $12,667 $17,175 $17,667 $16,472 $18,721 $19,828 $22,504 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 13.80% 5.52% 8.36% Fidelity Freedom Index 2030 Composite Index℠ 13.50% 5.55% 8.45% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172
Holdings Count | shares	7	7	7	7	7	7
Advisory Fees Paid, Amount	$ 17,448,008
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 42.8 Domestic Equity Funds 34.2 International Equity Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.8 Domestic Equity Funds - 34.2 International Equity Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.2 Fidelity Series Bond Index Fund 27.4 Fidelity Series Global ex U.S. Index Fund 23.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2050 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Institutional Premium Class
Trading Symbol	FFOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,744,061 $6,502,316 $6,800,587 $6,194,542 $9,289,610 $9,747,286 $9,054,700 $10,857,981 $11,579,297 $13,872,032 Fidelity Freedom Index 2050 Composite Index℠ $5,000,000 $5,744,852 $6,502,455 $6,815,663 $6,216,827 $9,325,593 $9,826,488 $9,104,741 $10,938,598 $11,654,949 $13,877,587 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 19.80% 8.35% 10.74% Fidelity Freedom Index 2050 Composite Index℠ 19.07% 8.27% 10.75% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 16,399,309
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.7 International Equity Funds 36.6 Bond Funds 8.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.7 International Equity Funds - 36.6 Bond Funds - 8.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.7 Fidelity Series Global ex U.S. Index Fund 36.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 2.6 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2055 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Institutional Premium Class
Trading Symbol	FFLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,749,114 $6,504,209 $6,804,286 $6,201,899 $9,294,763 $9,752,160 $9,062,962 $10,864,344 $11,588,274 $13,875,254 Fidelity Freedom Index 2055 Composite Index℠ $5,000,000 $5,744,852 $6,502,455 $6,815,663 $6,216,827 $9,325,593 $9,826,488 $9,104,741 $10,938,598 $11,654,949 $13,872,872 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 19.74% 8.34% 10.75% Fidelity Freedom Index 2055 Composite Index℠ 19.03% 8.27% 10.74% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 12,560,463
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.6 International Equity Funds 37.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.6 International Equity Funds - 37.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.6 Fidelity Series Global ex U.S. Index Fund 37.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.8 Fidelity Series International Developed Markets Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2040 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier Class
Trading Symbol	FPIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,839,744 $2,696,838,733 $2,504,546,715 $2,980,616,147 $3,177,272,104 $3,759,915,206 Fidelity Freedom Index 2040 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,142,363 $2,502,592,539 $2,983,837,130 $3,176,624,452 $3,739,194,613 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 18.34% 7.91% 11.56% Fidelity Freedom Index 2040 Composite Index℠ 17.71% 7.83% 11.45% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 19,212,965
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 47.9 International Equity Funds 32.1 Bond Funds 20.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.9 International Equity Funds - 32.1 Bond Funds - 20.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 47.9 Fidelity Series Global ex U.S. Index Fund 32.1 Fidelity Series Bond Index Fund 12.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2040 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2040 Fund
Class Name	Fidelity Flex® Freedom Blend 2040 Fund
Trading Symbol	FCLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2040 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2040 Fund $10,000 $10,989 $11,271 $10,114 $15,831 $16,450 $15,370 $18,522 $19,628 $23,665 Fidelity Freedom 2040 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,504 $15,285 $18,224 $19,402 $22,838 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2040 Fund 20.57% 8.37% 10.26% Fidelity Freedom 2040 Composite Index℠ 17.71% 7.83% 9.82% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 71,338,704	$ 71,338,704	$ 71,338,704	$ 71,338,704	$ 71,338,704	$ 71,338,704
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$71,338,704
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	46%

Holdings [Text Block]	Domestic Equity Funds 46.1 International Equity Funds 37.6 Bond Funds 15.6 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 46.1 International Equity Funds - 37.6 Bond Funds - 15.6 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 12.8 Fidelity Series Blue Chip Growth Fund 10.8 Fidelity Series Emerging Markets Opportunities Fund 9.5 Fidelity Series Large Cap Stock Fund 7.2 Fidelity Series Large Cap Growth Index Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.9 Fidelity Series Overseas Fund 6.2 Fidelity Series International Value Fund 6.2 Fidelity Series International Growth Fund 6.2 Fidelity Series Value Discovery Fund 4.5 77.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend Retirement Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend Retirement Fund
Class Name	Fidelity Flex® Freedom Blend Retirement Fund
Trading Symbol	FTLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend Retirement Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend Retirement Fund $10,000 $10,314 $10,689 $10,921 $12,323 $12,247 $11,756 $12,479 $13,190 $14,296 Fidelity Freedom Retirement Composite Index℠ $10,000 $10,253 $10,695 $11,114 $12,226 $12,190 $11,725 $12,445 $13,135 $14,069 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 $11,596 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend Retirement Fund 8.39% 3.02% 4.14% Fidelity Freedom Retirement Composite Index℠ 7.11% 2.85% 3.95% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.69% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 1,137,144	$ 1,137,144	$ 1,137,144	$ 1,137,144	$ 1,137,144	$ 1,137,144
Holdings Count | shares	34	34	34	34	34	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,137,144
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	Bond Funds 66.0 International Equity Funds 15.3 Domestic Equity Funds 13.9 Short-Term Funds 4.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.0 International Equity Funds - 15.3 Domestic Equity Funds - 13.9 Short-Term Funds - 4.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.0 Fidelity Series Government Bond Index Fund 12.6 Fidelity Series Investment Grade Bond Fund 11.7 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.4 Fidelity Series Treasury Bill Index Fund 3.1 Fidelity Series Blue Chip Growth Fund 2.9 76.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Flex® Freedom Blend Income Fund to Fidelity Flex® Freedom Blend Retirement Fund during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Flex® Freedom Blend Income Fund to Fidelity Flex® Freedom Blend Retirement Fund during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Institutional Premium Class
Trading Symbol	FFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,536,906 $6,067,224 $6,352,475 $6,180,167 $8,057,334 $8,214,904 $7,671,853 $8,582,226 $9,086,958 $10,240,784 Fidelity Freedom Index 2025 Composite Index℠ $5,000,000 $5,538,075 $6,071,564 $6,367,451 $6,196,155 $8,092,884 $8,274,832 $7,714,412 $8,649,229 $9,151,345 $10,280,936 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 12.70% 4.91% 7.43% Fidelity Freedom Index 2025 Composite Index℠ 12.34% 4.90% 7.47% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 10,555,918
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 49.0 Domestic Equity Funds 30.4 International Equity Funds 20.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.0 Domestic Equity Funds - 30.4 International Equity Funds - 20.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.4 Fidelity Series Bond Index Fund 30.3 Fidelity Series Global ex U.S. Index Fund 20.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.5 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Investor Class
Trading Symbol	FQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,067 $12,122 $12,685 $12,336 $16,070 $16,376 $15,287 $17,102 $18,101 $20,382 Fidelity Freedom Index 2025 Composite Index℠ $10,000 $11,076 $12,143 $12,735 $12,392 $16,186 $16,550 $15,429 $17,298 $18,303 $20,562 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 12.60% 4.87% 7.38% Fidelity Freedom Index 2025 Composite Index℠ 12.34% 4.90% 7.47% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 10,555,918
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 49.0 Domestic Equity Funds 30.4 International Equity Funds 20.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.0 Domestic Equity Funds - 30.4 International Equity Funds - 20.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.4 Fidelity Series Bond Index Fund 30.3 Fidelity Series Global ex U.S. Index Fund 20.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.5 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier II Class
Trading Symbol	FAVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,069,015,444 $6,074,747,702 Fidelity Freedom Index 2070 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,017,764,831 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.84% 12.89% Fidelity Freedom Index 2070 Composite Index℠ 19.02% 12.23% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 140,831
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier II Class
Trading Symbol	FATZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,059,679,111 $5,703,110,898 Fidelity Freedom Index 2025 Composite Index℠ $5,000,000,000 $5,051,143,810 $5,674,628,932 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 12.72% 8.54% Fidelity Freedom Index 2025 Composite Index℠ 12.34% 8.20% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 10,555,918
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 49.0 Domestic Equity Funds 30.4 International Equity Funds 20.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.0 Domestic Equity Funds - 30.4 International Equity Funds - 20.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.4 Fidelity Series Bond Index Fund 30.3 Fidelity Series Global ex U.S. Index Fund 20.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.5 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier Class
Trading Symbol	FUIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,441,371 $2,696,617,493 $2,506,116,704 $3,005,402,730 $3,205,830,164 $3,839,958,839 Fidelity Freedom Index 2060 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 $3,815,399,425 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 19.78% 8.36% 11.97% Fidelity Freedom Index 2060 Composite Index℠ 19.02% 8.27% 11.84% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 7,484,045
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Premier Class
Trading Symbol	FRBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,092,688,803 $2,505,265,851 Fidelity Freedom Index 2070 Composite Index℠ $2,000,000,000 $2,088,293,194 $2,485,547,516 S&P 500® Index $2,000,000,000 $2,076,098,185 $2,445,715,738 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier Class 19.72% 13.74% Fidelity Freedom Index 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 140,831
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2055 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier Class
Trading Symbol	FTYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,376,202 $2,697,690,481 $2,506,076,076 $3,005,115,168 $3,206,346,184 $3,840,337,137 Fidelity Freedom Index 2055 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 $3,815,622,691 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 19.77% 8.37% 11.97% Fidelity Freedom Index 2055 Composite Index℠ 19.03% 8.27% 11.85% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 12,560,463
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.6 International Equity Funds 37.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.6 International Equity Funds - 37.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.6 Fidelity Series Global ex U.S. Index Fund 37.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.8 Fidelity Series International Developed Markets Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Retirement Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Investor Class
Trading Symbol	FIKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $10,402 $10,820 $11,263 $11,694 $12,831 $12,768 $12,269 $13,003 $13,719 $14,697 Fidelity Freedom Index Retirement Composite Index℠ $10,000 $10,413 $10,849 $11,309 $11,752 $12,928 $12,891 $12,399 $13,160 $13,889 $14,877 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 7.13% 2.75% 3.93% Fidelity Freedom Index Retirement Composite Index℠ 7.11% 2.85% 4.05% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 1,259,846
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.7 International Equity Funds 9.8 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.7 International Equity Funds - 9.8 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 39.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Total Market Index Fund 14.6 Fidelity Series Global ex U.S. Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.1 Fidelity Series Commodity Strategy Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier Class
Trading Symbol	FMKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,395,521,257 $2,456,446,567 $2,294,660,552 $2,603,270,947 $2,760,173,624 $3,144,470,811 Fidelity Freedom Index 2030 Composite Index℠ $2,000,000,000 $2,393,696,189 $2,462,376,612 $2,295,706,894 $2,609,263,392 $2,763,556,732 $3,136,507,956 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 13.92% 5.59% 8.16% Fidelity Freedom Index 2030 Composite Index℠ 13.50% 5.55% 8.11% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172
Holdings Count | shares	7	7	7	7	7	7
Advisory Fees Paid, Amount	$ 17,448,008
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 42.8 Domestic Equity Funds 34.2 International Equity Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.8 Domestic Equity Funds - 34.2 International Equity Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.2 Fidelity Series Bond Index Fund 27.4 Fidelity Series Global ex U.S. Index Fund 23.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2055 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Premier II Class
Trading Symbol	FAVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,072,046 $6,074,314,436 Fidelity Freedom Index 2055 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,018,116,973 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.76% 12.89% Fidelity Freedom Index 2055 Composite Index℠ 19.03% 12.24% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 12,560,463
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.6 International Equity Funds 37.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.6 International Equity Funds - 37.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.6 Fidelity Series Global ex U.S. Index Fund 37.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.8 Fidelity Series International Developed Markets Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2015 Fund
Class Name	Fidelity Flex® Freedom Blend 2015 Fund
Trading Symbol	FILSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2015 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2015 Fund $10,000 $10,609 $10,967 $10,757 $13,580 $13,647 $12,892 $14,105 $14,914 $16,592 Fidelity Freedom 2015 Composite Index℠ $10,000 $10,524 $11,030 $11,014 $13,463 $13,619 $12,849 $14,024 $14,824 $16,246 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 $11,596 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2015 Fund 11.25% 4.09% 5.91% Fidelity Freedom 2015 Composite Index℠ 9.59% 3.83% 5.66% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.69% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 5,849,642	$ 5,849,642	$ 5,849,642	$ 5,849,642	$ 5,849,642	$ 5,849,642
Holdings Count | shares	34	34	34	34	34	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,849,642
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 60.2 Domestic Equity Funds 19.8 International Equity Funds 19.3 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 60.2 Domestic Equity Funds - 19.8 International Equity Funds - 19.3 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 12.0 Fidelity Series Government Bond Index Fund 11.8 Fidelity Series Investment Grade Bond Fund 10.9 Fidelity Series Corporate Bond Fund 7.0 Fidelity Series Investment Grade Securitized Fund 6.6 Fidelity Series Large Cap Value Index Fund 5.2 Fidelity Series Emerging Markets Opportunities Fund 5.0 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Blue Chip Growth Fund 4.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 71.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2035 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Investor Class
Trading Symbol	FIHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,481 $12,969 $13,570 $12,568 $18,133 $18,815 $17,507 $20,325 $21,581 $24,925 Fidelity Freedom Index 2035 Composite Index℠ $10,000 $11,486 $12,980 $13,615 $12,631 $18,240 $19,008 $17,659 $20,544 $21,809 $25,100 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.50% 6.57% 9.56% Fidelity Freedom Index 2035 Composite Index℠ 15.09% 6.59% 9.64% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124
Holdings Count | shares	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 18,738,365
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.0 Bond Funds 34.8 International Equity Funds 26.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.0 Bond Funds - 34.8 International Equity Funds - 26.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.0 Fidelity Series Global ex U.S. Index Fund 26.2 Fidelity Series Bond Index Fund 23.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2025 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2025 Fund
Class Name	Fidelity Freedom® Index 2025 Fund Premier Class
Trading Symbol	FLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,338,829,920 $2,385,070,966 $2,227,860,847 $2,492,946,417 $2,640,472,021 $2,976,786,277 Fidelity Freedom Index 2025 Composite Index℠ $2,000,000,000 $2,338,901,213 $2,391,485,370 $2,229,519,994 $2,499,688,968 $2,644,804,055 $2,971,263,970 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 12.74% 4.94% 7.14% Fidelity Freedom Index 2025 Composite Index℠ 12.34% 4.90% 7.10% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659	$ 14,944,372,659
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 10,555,918
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$14,944,372,659
Number of Holdings	8
Total Advisory Fee	$10,555,918
Portfolio Turnover	18%

Holdings [Text Block]	Bond Funds 49.0 Domestic Equity Funds 30.4 International Equity Funds 20.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.0 Domestic Equity Funds - 30.4 International Equity Funds - 20.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 30.4 Fidelity Series Bond Index Fund 30.3 Fidelity Series Global ex U.S. Index Fund 20.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.3 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 1.5 Fidelity Series Treasury Bill Index Fund 0.2 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Institutional Premium Class
Trading Symbol	FFEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,656,385 $6,300,860 $6,604,742 $6,314,249 $8,550,023 $8,769,357 $8,190,197 $9,288,638 $9,845,314 $11,212,931 Fidelity Freedom Index 2030 Composite Index℠ $5,000,000 $5,656,630 $6,303,400 $6,618,156 $6,333,511 $8,587,328 $8,833,718 $8,235,794 $9,360,670 $9,914,194 $11,252,148 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 13.89% 5.57% 8.41% Fidelity Freedom Index 2030 Composite Index℠ 13.50% 5.55% 8.45% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172
Holdings Count | shares	7	7	7	7	7	7
Advisory Fees Paid, Amount	$ 17,448,008
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 42.8 Domestic Equity Funds 34.2 International Equity Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.8 Domestic Equity Funds - 34.2 International Equity Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.2 Fidelity Series Bond Index Fund 27.4 Fidelity Series Global ex U.S. Index Fund 23.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2020 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Investor Class
Trading Symbol	FPIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $10,968 $11,924 $12,472 $12,269 $15,535 $15,762 $14,753 $16,290 $17,232 $19,172 Fidelity Freedom Index 2020 Composite Index℠ $10,000 $10,978 $11,948 $12,524 $12,327 $15,646 $15,917 $14,885 $16,479 $17,428 $19,359 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 11.26% 4.30% 6.73% Fidelity Freedom Index 2020 Composite Index℠ 11.08% 4.35% 6.83% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 5,051,589
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.7 Domestic Equity Funds 25.9 International Equity Funds 16.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.7 Domestic Equity Funds - 25.9 International Equity Funds - 16.9 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 34.1 Fidelity Series Total Market Index Fund 25.2 Fidelity Series Global ex U.S. Index Fund 16.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Treasury Bill Index Fund 2.5 Fidelity Series Commodity Strategy Fund 0.7 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2040 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Premier II Class
Trading Symbol	FAVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,162,960 $6,001,538,947 Fidelity Freedom Index 2040 Composite Index℠ $5,000,000,000 $5,056,580,824 $5,952,085,324 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 18.32% 12.04% Fidelity Freedom Index 2040 Composite Index℠ 17.71% 11.47% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 19,212,965
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 47.9 International Equity Funds 32.1 Bond Funds 20.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.9 International Equity Funds - 32.1 Bond Funds - 20.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 47.9 Fidelity Series Global ex U.S. Index Fund 32.1 Fidelity Series Bond Index Fund 12.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2010 Fund
Class Name	Fidelity Flex® Freedom Blend 2010 Fund
Trading Symbol	FISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2010 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2010 Fund $10,000 $10,520 $10,877 $10,841 $13,110 $13,113 $12,490 $13,438 $14,235 $15,583 Fidelity Freedom 2010 Composite Index℠ $10,000 $10,436 $10,922 $11,076 $13,000 $13,073 $12,439 $13,383 $14,138 $15,280 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 $11,596 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2010 Fund 9.47% 3.52% 5.16% Fidelity Freedom 2010 Composite Index℠ 8.08% 3.28% 4.93% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.69% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,065,817	$ 2,065,817	$ 2,065,817	$ 2,065,817	$ 2,065,817	$ 2,065,817
Holdings Count | shares	34	34	34	34	34	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,065,817
Number of Holdings	34
Total Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]	Bond Funds 65.3 International Equity Funds 16.6 Domestic Equity Funds 15.7 Short-Term Funds 2.4 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 65.3 International Equity Funds - 16.6 Domestic Equity Funds - 15.7 Short-Term Funds - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 18.1 Fidelity Series Government Bond Index Fund 12.4 Fidelity Series Investment Grade Bond Fund 11.5 Fidelity Series Corporate Bond Fund 7.4 Fidelity Series Investment Grade Securitized Fund 6.9 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Emerging Markets Opportunities Fund 4.3 Fidelity Series Large Cap Value Index Fund 3.9 Fidelity Series Blue Chip Growth Fund 3.3 Fidelity Series Overseas Fund 2.4 75.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Investor Class
Trading Symbol	FDKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,480 $12,992 $13,581 $12,365 $18,534 $19,436 $18,051 $21,634 $23,062 $27,612 Fidelity Freedom Index 2060 Composite Index℠ $10,000 $11,490 $13,005 $13,631 $12,434 $18,651 $19,653 $18,209 $21,877 $23,310 $27,744 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 19.73% 8.30% 10.69% Fidelity Freedom Index 2060 Composite Index℠ 19.02% 8.27% 10.74% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 7,484,045
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2035 Fund
Class Name	Fidelity Flex® Freedom Blend 2035 Fund
Trading Symbol	FJLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2035 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2035 Fund $10,000 $10,977 $11,279 $10,294 $15,509 $15,966 $14,923 $17,507 $18,531 $21,777 Fidelity Freedom 2035 Composite Index℠ $10,000 $10,896 $11,442 $10,615 $15,329 $15,974 $14,840 $17,264 $18,327 $21,094 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2035 Fund 17.52% 7.02% 9.23% Fidelity Freedom 2035 Composite Index℠ 15.09% 6.59% 8.83% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 70,781,296	$ 70,781,296	$ 70,781,296	$ 70,781,296	$ 70,781,296	$ 70,781,296
Holdings Count | shares	32	32	32	32	32	32
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$70,781,296
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 37.4 International Equity Funds 31.7 Bond Funds 30.2 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 37.4 International Equity Funds - 31.7 Bond Funds - 30.2 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 10.4 Fidelity Series Blue Chip Growth Fund 8.7 Fidelity Series Emerging Markets Opportunities Fund 8.0 Fidelity Series Long-Term Treasury Bond Index Fund 6.5 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series Large Cap Growth Index Fund 5.5 Fidelity Series Government Bond Index Fund 5.3 Fidelity Series Overseas Fund 5.2 Fidelity Series International Value Fund 5.1 Fidelity Series International Growth Fund 5.1 65.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2050 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier II Class
Trading Symbol	FAVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,642,127 $6,076,535,372 Fidelity Freedom Index 2050 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,020,162,603 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.79% 12.91% Fidelity Freedom Index 2050 Composite Index℠ 19.07% 12.26% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 16,399,309
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.7 International Equity Funds 36.6 Bond Funds 8.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.7 International Equity Funds - 36.6 Bond Funds - 8.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.7 Fidelity Series Global ex U.S. Index Fund 36.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 2.6 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2040 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Investor Class
Trading Symbol	FBIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,490 $12,993 $13,585 $12,373 $18,541 $19,449 $18,053 $21,467 $22,868 $27,042 Fidelity Freedom Index 2040 Composite Index℠ $10,000 $11,490 $13,005 $13,631 $12,434 $18,651 $19,649 $18,198 $21,697 $23,099 $27,190 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 18.25% 7.84% 10.46% Fidelity Freedom Index 2040 Composite Index℠ 17.71% 7.83% 10.52% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 19,212,965
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 47.9 International Equity Funds 32.1 Bond Funds 20.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.9 International Equity Funds - 32.1 Bond Funds - 20.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 47.9 Fidelity Series Global ex U.S. Index Fund 32.1 Fidelity Series Bond Index Fund 12.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2020 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier II Class
Trading Symbol	FATYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,066,628,375 $5,643,360,642 Fidelity Freedom Index 2020 Composite Index℠ $5,000,000,000 $5,059,830,965 $5,620,294,098 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 $5,261,956,616 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 11.38% 7.83% Fidelity Freedom Index 2020 Composite Index℠ 11.08% 7.56% Bloomberg U.S. Aggregate Bond Index 4.35% 3.23% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 5,051,589
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.7 Domestic Equity Funds 25.9 International Equity Funds 16.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.7 Domestic Equity Funds - 25.9 International Equity Funds - 16.9 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 34.1 Fidelity Series Total Market Index Fund 25.2 Fidelity Series Global ex U.S. Index Fund 16.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Treasury Bill Index Fund 2.5 Fidelity Series Commodity Strategy Fund 0.7 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Premier II Class
Trading Symbol	FAVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,071,383,824 $6,073,701,436 Fidelity Freedom Index 2060 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,017,764,831 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.76% 12.88% Fidelity Freedom Index 2060 Composite Index℠ 19.02% 12.23% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 7,484,045
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2020 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Premier Class
Trading Symbol	FKIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,296,634,004 $2,330,272,136 $2,182,539,986 $2,411,988,961 $2,553,446,120 $2,843,027,886 Fidelity Freedom Index 2020 Composite Index℠ $2,000,000,000 $2,296,214,892 $2,336,092,217 $2,184,563,190 $2,418,510,242 $2,557,828,211 $2,841,151,591 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 $1,992,789,769 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 11.34% 4.36% 6.29% Fidelity Freedom Index 2020 Composite Index℠ 11.08% 4.35% 6.27% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% -0.06% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 5,051,589
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.7 Domestic Equity Funds 25.9 International Equity Funds 16.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.7 Domestic Equity Funds - 25.9 International Equity Funds - 16.9 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 34.1 Fidelity Series Total Market Index Fund 25.2 Fidelity Series Global ex U.S. Index Fund 16.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Treasury Bill Index Fund 2.5 Fidelity Series Commodity Strategy Fund 0.7 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Investor Class
Trading Symbol	FRBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $10,461 $12,509 Fidelity Freedom Index 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Investor Class 19.58% 13.65% Fidelity Freedom Index 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 140,831
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Retirement Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Premier II Class
Trading Symbol	FATQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,084,928,646 $5,456,650,008 Fidelity Freedom Index Retirement Composite Index℠ $5,000,000,000 $5,085,245,416 $5,446,918,988 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 $5,261,956,616 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 7.31% 5.59% Fidelity Freedom Index Retirement Composite Index℠ 7.11% 5.48% Bloomberg U.S. Aggregate Bond Index 4.35% 3.23% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 1,259,846
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.7 International Equity Funds 9.8 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.7 International Equity Funds - 9.8 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 39.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Total Market Index Fund 14.6 Fidelity Series Global ex U.S. Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.1 Fidelity Series Commodity Strategy Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2065 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier II Class
Trading Symbol	FAVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,782,556 $6,075,213,005 Fidelity Freedom Index 2065 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,017,764,831 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.76% 12.90% Fidelity Freedom Index 2065 Composite Index℠ 19.02% 12.23% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 2,530,742
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Retirement Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Institutional Premium Class
Trading Symbol	FFGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,200,063 $5,411,592 $5,636,886 $5,861,264 $6,428,597 $6,400,624 $6,152,547 $6,523,836 $6,885,601 $7,384,286 Fidelity Freedom Index Retirement Composite Index℠ $5,000,000 $5,206,418 $5,424,256 $5,654,660 $5,876,156 $6,464,176 $6,445,252 $6,199,306 $6,580,146 $6,944,581 $7,438,494 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,022,025 $5,082,426 $5,310,160 $5,784,555 $5,825,641 $5,583,755 $5,316,668 $5,406,940 $5,670,778 $5,917,374 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 7.24% 2.81% 3.98% Fidelity Freedom Index Retirement Composite Index℠ 7.11% 2.85% 4.05% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 1,259,846
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.7 International Equity Funds 9.8 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.7 International Equity Funds - 9.8 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 39.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Total Market Index Fund 14.6 Fidelity Series Global ex U.S. Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.1 Fidelity Series Commodity Strategy Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2045 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2045 Fund
Class Name	Fidelity Flex® Freedom Blend 2045 Fund
Trading Symbol	FOLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2045 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2045 Fund $10,000 $10,991 $11,271 $10,115 $15,838 $16,453 $15,362 $18,674 $19,769 $24,132 Fidelity Freedom 2045 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 $23,322 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2045 Fund 22.07% 8.79% 10.51% Fidelity Freedom 2045 Composite Index℠ 19.12% 8.28% 10.08% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 75,096,209	$ 75,096,209	$ 75,096,209	$ 75,096,209	$ 75,096,209	$ 75,096,209
Holdings Count | shares	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$75,096,209
Number of Holdings	24
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 51.6 International Equity Funds 41.4 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.6 International Equity Funds - 41.4 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.4 Fidelity Series Blue Chip Growth Fund 12.1 Fidelity Series Emerging Markets Opportunities Fund 10.4 Fidelity Series Large Cap Stock Fund 8.1 Fidelity Series Large Cap Growth Index Fund 7.7 Fidelity Series Overseas Fund 6.9 Fidelity Series International Value Fund 6.9 Fidelity Series International Growth Fund 6.9 Fidelity Series Long-Term Treasury Bond Index Fund 6.0 Fidelity Series Value Discovery Fund 5.1 84.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2045 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Investor Class
Trading Symbol	FIOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,487 $12,990 $13,584 $12,367 $18,536 $19,441 $18,060 $21,644 $23,067 $27,630 Fidelity Freedom Index 2045 Composite Index℠ $10,000 $11,490 $13,005 $13,631 $12,434 $18,651 $19,653 $18,209 $21,877 $23,310 $27,766 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 19.78% 8.31% 10.70% Fidelity Freedom Index 2045 Composite Index℠ 19.12% 8.28% 10.75% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 17,057,598
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 36.0 Bond Funds 10.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 36.0 Bond Funds - 10.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 53.8 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Institutional Premium Class
Trading Symbol	FFEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,743,380 $6,490,255 $6,794,572 $6,296,257 $9,085,901 $9,433,170 $8,781,448 $10,194,754 $10,829,132 $12,516,372 Fidelity Freedom Index 2035 Composite Index℠ $5,000,000 $5,742,826 $6,490,063 $6,807,565 $6,315,421 $9,120,229 $9,504,114 $8,829,478 $10,271,759 $10,904,254 $12,550,243 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 15.58% 6.62% 9.61% Fidelity Freedom Index 2035 Composite Index℠ 15.09% 6.59% 9.64% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124
Holdings Count | shares	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 18,738,365
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.0 Bond Funds 34.8 International Equity Funds 26.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.0 Bond Funds - 34.8 International Equity Funds - 26.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.0 Fidelity Series Global ex U.S. Index Fund 26.2 Fidelity Series Bond Index Fund 23.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2010 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Institutional Premium Class
Trading Symbol	FFWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,369,675 $5,723,712 $5,980,892 $6,062,910 $7,103,784 $7,128,441 $6,784,610 $7,290,838 $7,703,023 $8,330,305 Fidelity Freedom Index 2010 Composite Index℠ $5,000,000 $5,368,996 $5,731,828 $5,994,631 $6,079,170 $7,134,994 $7,175,293 $6,827,142 $7,345,465 $7,759,541 $8,386,328 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,022,025 $5,082,426 $5,310,160 $5,784,555 $5,825,641 $5,583,755 $5,316,668 $5,406,940 $5,670,778 $5,917,374 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 8.14% 3.24% 5.24% Fidelity Freedom Index 2010 Composite Index℠ 8.08% 3.28% 5.31% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 584,188
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 64.8 Domestic Equity Funds 17.4 International Equity Funds 11.0 Short-Term Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.8 Domestic Equity Funds - 17.4 International Equity Funds - 11.0 Short-Term Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 38.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Total Market Index Fund 16.4 Fidelity Series Global ex U.S. Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Commodity Strategy Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2065 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Institutional Premium Class
Trading Symbol	FFIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $4,388,267 $6,579,063 $6,904,618 $6,415,946 $7,693,687 $8,200,517 $9,822,565 Fidelity Freedom Index 2065 Composite Index℠ $5,000,000 $4,391,280 $6,587,170 $6,940,979 $6,431,170 $7,726,522 $8,232,519 $9,798,585 S&P 500® Index $5,000,000 $4,459,188 $6,972,014 $8,062,841 $7,439,709 $9,662,779 $10,460,122 $12,322,387 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Institutional Premium Class 19.78% 8.35% 10.52% Fidelity Freedom Index 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 2,530,742
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2020 Fund
Class Name	Fidelity Flex® Freedom Blend 2020 Fund
Trading Symbol	FULSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2020 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2020 Fund $10,000 $10,672 $11,022 $10,666 $14,008 $14,145 $13,265 $14,743 $15,580 $17,601 Fidelity Freedom 2020 Composite Index℠ $10,000 $10,586 $11,106 $10,931 $13,873 $14,114 $13,199 $14,612 $15,454 $17,166 Bloomberg U.S. Aggregate Bond Index $10,000 $9,960 $10,406 $11,336 $11,416 $10,942 $10,419 $10,596 $11,113 $11,596 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2020 Fund 12.97% 4.67% 6.62% Fidelity Freedom 2020 Composite Index℠ 11.08% 4.35% 6.32% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.69% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 16,346,721	$ 16,346,721	$ 16,346,721	$ 16,346,721	$ 16,346,721	$ 16,346,721
Holdings Count | shares	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$16,346,721
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 52.7 Domestic Equity Funds 24.3 International Equity Funds 22.5 Short-Term Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 52.7 Domestic Equity Funds - 24.3 International Equity Funds - 22.5 Short-Term Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.0 Fidelity Series Investment Grade Bond Fund 10.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.6 Fidelity Series Corporate Bond Fund 6.6 Fidelity Series Large Cap Value Index Fund 6.4 Fidelity Series Investment Grade Securitized Fund 6.1 Fidelity Series Emerging Markets Opportunities Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.4 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Large Cap Stock Fund 3.6 67.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2015 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier Class
Trading Symbol	FFYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,239,599,040 $2,260,173,101 $2,134,323,470 $2,326,250,334 $2,461,644,353 $2,702,024,046 Fidelity Freedom Index 2015 Composite Index℠ $2,000,000,000 $2,240,328,599 $2,266,284,020 $2,138,123,847 $2,333,690,107 $2,466,775,311 $2,703,409,428 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 $1,992,789,769 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 9.77% 3.83% 5.35% Fidelity Freedom Index 2015 Composite Index℠ 9.59% 3.83% 5.36% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% -0.06% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 1,455,402
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 59.8 Domestic Equity Funds 21.5 International Equity Funds 13.8 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.8 Domestic Equity Funds - 21.5 International Equity Funds - 13.8 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 36.5 Fidelity Series Total Market Index Fund 20.6 Fidelity Series Global ex U.S. Index Fund 13.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Commodity Strategy Fund 0.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index Retirement Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index Retirement Fund
Class Name	Fidelity Freedom® Index Retirement Fund Premier Class
Trading Symbol	FAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index Retirement Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,091,843,329 $2,083,390,998 $2,004,697,552 $2,124,065,237 $2,242,912,626 $2,406,487,330 Fidelity Freedom Index Retirement Composite Index℠ $2,000,000,000 $2,095,171,776 $2,089,038,150 $2,009,321,989 $2,132,760,114 $2,250,880,790 $2,410,968,264 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 $1,992,789,769 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 7.29% 2.84% 3.26% Fidelity Freedom Index Retirement Composite Index℠ 7.11% 2.85% 3.29% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% -0.06% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866	$ 1,945,237,866
Holdings Count | shares	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 1,259,846
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,945,237,866
Number of Holdings	8
Total Advisory Fee	$1,259,846
Portfolio Turnover	19%

Holdings [Text Block]	Bond Funds 66.8 Domestic Equity Funds 15.7 International Equity Funds 9.8 Short-Term Funds 7.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 66.8 Domestic Equity Funds - 15.7 International Equity Funds - 9.8 Short-Term Funds - 7.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 39.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 20.5 Fidelity Series Total Market Index Fund 14.6 Fidelity Series Global ex U.S. Index Fund 9.8 Fidelity Series Treasury Bill Index Fund 7.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.1 Fidelity Series Commodity Strategy Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity Freedom® Index Income Fund to Fidelity Freedom® Index Retirement Fund during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2035 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier Class
Trading Symbol	FNIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,501,127,749 $2,596,101,749 $2,418,349,910 $2,808,088,492 $2,983,580,328 $3,449,213,896 Fidelity Freedom Index 2035 Composite Index℠ $2,000,000,000 $2,496,975,851 $2,602,077,379 $2,417,372,699 $2,812,246,489 $2,985,413,855 $3,436,059,694 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 15.61% 6.64% 9.91% Fidelity Freedom Index 2035 Composite Index℠ 15.09% 6.59% 9.83% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124
Holdings Count | shares	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 18,738,365
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.0 Bond Funds 34.8 International Equity Funds 26.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.0 Bond Funds - 34.8 International Equity Funds - 26.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.0 Fidelity Series Global ex U.S. Index Fund 26.2 Fidelity Series Bond Index Fund 23.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2040 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2040 Fund
Class Name	Fidelity Freedom® Index 2040 Fund Institutional Premium Class
Trading Symbol	FFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2040 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,745,181 $6,503,612 $6,803,352 $6,198,474 $9,291,056 $9,748,385 $9,051,753 $10,769,045 $11,476,048 $13,576,719 Fidelity Freedom Index 2040 Composite Index℠ $5,000,000 $5,744,852 $6,502,455 $6,815,663 $6,216,827 $9,325,593 $9,824,471 $9,098,946 $10,848,659 $11,549,597 $13,594,994 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 18.30% 7.88% 10.51% Fidelity Freedom Index 2040 Composite Index℠ 17.71% 7.83% 10.52% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982	$ 30,493,931,982
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 19,212,965
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$30,493,931,982
Number of Holdings	5
Total Advisory Fee	$19,212,965
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 47.9 International Equity Funds 32.1 Bond Funds 20.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 47.9 International Equity Funds - 32.1 Bond Funds - 20.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 47.9 Fidelity Series Global ex U.S. Index Fund 32.1 Fidelity Series Bond Index Fund 12.4 Fidelity Series Long-Term Treasury Bond Index Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2065 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Premier Class
Trading Symbol	FVIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,569,456,607 $2,696,985,204 $2,506,542,000 $3,004,021,796 $3,204,848,996 $3,839,663,977 Fidelity Freedom Index 2065 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 $3,815,399,425 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 19.81% 8.37% 11.97% Fidelity Freedom Index 2065 Composite Index℠ 19.02% 8.27% 11.84% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 2,530,742
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2010 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier II Class
Trading Symbol	FATUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,081,393,900 $5,498,696,170 Fidelity Freedom Index 2010 Composite Index℠ $5,000,000,000 $5,079,680,557 $5,489,998,883 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 $5,261,956,616 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 8.21% 6.10% Fidelity Freedom Index 2010 Composite Index℠ 8.08% 6.00% Bloomberg U.S. Aggregate Bond Index 4.35% 3.23% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 584,188
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 64.8 Domestic Equity Funds 17.4 International Equity Funds 11.0 Short-Term Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.8 Domestic Equity Funds - 17.4 International Equity Funds - 11.0 Short-Term Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 38.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Total Market Index Fund 16.4 Fidelity Series Global ex U.S. Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Commodity Strategy Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2065 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2065 Fund
Class Name	Fidelity Flex® Freedom Blend 2065 Fund
Trading Symbol	FDFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2065 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2065 Fund $10,000 $8,690 $13,613 $14,138 $13,202 $16,038 $16,991 $20,745 Fidelity Freedom 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2065 Fund 22.09% 8.79% 11.42% Fidelity Freedom 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 21,305,367	$ 21,305,367	$ 21,305,367	$ 21,305,367	$ 21,305,367	$ 21,305,367
Holdings Count | shares	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$21,305,367
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	36%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.6 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.6 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Stock Fund 8.4 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2050 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2050 Fund
Class Name	Fidelity Flex® Freedom Blend 2050 Fund
Trading Symbol	FYLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2050 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2050 Fund $10,000 $10,989 $11,269 $10,114 $15,828 $16,443 $15,355 $18,649 $19,743 $24,111 Fidelity Freedom 2050 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 $23,312 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2050 Fund 22.12% 8.78% 10.50% Fidelity Freedom 2050 Composite Index℠ 19.07% 8.27% 10.08% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 61,590,009	$ 61,590,009	$ 61,590,009	$ 61,590,009	$ 61,590,009	$ 61,590,009
Holdings Count | shares	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$61,590,009
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	Domestic Equity Funds 52.4 International Equity Funds 42.0 Bond Funds 5.6 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 52.4 International Equity Funds - 42.0 Bond Funds - 5.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.5 Fidelity Series Blue Chip Growth Fund 12.4 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Stock Fund 8.3 Fidelity Series Large Cap Growth Index Fund 7.9 Fidelity Series Overseas Fund 7.0 Fidelity Series International Value Fund 7.0 Fidelity Series International Growth Fund 7.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.6 Fidelity Series Value Discovery Fund 5.2 85.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2030 Fund
Class Name	Fidelity Flex® Freedom Blend 2030 Fund
Trading Symbol	FVLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2030 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2030 Fund $10,000 $10,863 $11,199 $10,541 $14,853 $15,131 $14,173 $16,226 $17,151 $19,838 Fidelity Freedom 2030 Composite Index℠ $10,000 $10,773 $11,323 $10,836 $14,692 $15,114 $14,091 $16,015 $16,962 $19,252 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2030 Fund 15.67% 5.96% 8.08% Fidelity Freedom 2030 Composite Index℠ 13.50% 5.55% 7.71% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 66,782,060	$ 66,782,060	$ 66,782,060	$ 66,782,060	$ 66,782,060	$ 66,782,060
Holdings Count | shares	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$66,782,060
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	41%

Holdings [Text Block]	Bond Funds 38.2 Domestic Equity Funds 32.5 International Equity Funds 28.6 Short-Term Funds 0.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 38.2 Domestic Equity Funds - 32.5 International Equity Funds - 28.6 Short-Term Funds - 0.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 8.9 Fidelity Series Blue Chip Growth Fund 7.5 Fidelity Series Emerging Markets Opportunities Fund 7.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.1 Fidelity Series Government Bond Index Fund 6.5 Fidelity Series Long-Term Treasury Bond Index Fund 6.1 Fidelity Series Investment Grade Bond Fund 6.0 Fidelity Series Large Cap Stock Fund 5.1 Fidelity Series Large Cap Growth Index Fund 4.8 Fidelity Series Overseas Fund 4.6 63.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2025 Fund
Class Name	Fidelity Flex® Freedom Blend 2025 Fund
Trading Symbol	FELSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2025 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2025 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2025 Fund $10,000 $10,724 $11,076 $10,595 $14,349 $14,552 $13,605 $15,344 $16,201 $18,538 Fidelity Freedom 2025 Composite Index℠ $10,000 $10,643 $11,172 $10,872 $14,200 $14,519 $13,536 $15,176 $16,057 $18,039 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2025 Fund 14.42% 5.26% 7.25% Fidelity Freedom 2025 Composite Index℠ 12.34% 4.90% 6.92% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 32,991,003	$ 32,991,003	$ 32,991,003	$ 32,991,003	$ 32,991,003	$ 32,991,003
Holdings Count | shares	33	33	33	33	33	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,991,003
Number of Holdings	33
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Bond Funds 44.4 Domestic Equity Funds 28.7 International Equity Funds 26.0 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 44.4 Domestic Equity Funds - 28.7 International Equity Funds - 26.0 Short-Term Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.6 Fidelity Series Large Cap Value Index Fund 7.9 Fidelity Series Government Bond Index Fund 7.5 Fidelity Series Investment Grade Bond Fund 7.0 Fidelity Series Blue Chip Growth Fund 6.7 Fidelity Series Emerging Markets Opportunities Fund 6.7 Fidelity Series Long-Term Treasury Bond Index Fund 5.5 Fidelity Series Corporate Bond Fund 4.5 Fidelity Series Large Cap Stock Fund 4.4 Fidelity Series Large Cap Growth Index Fund 4.2 64.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2060 Fund
Class Name	Fidelity Freedom® Index 2060 Fund Institutional Premium Class
Trading Symbol	FFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,746,669 $6,500,508 $6,803,143 $6,195,505 $9,288,263 $9,749,311 $9,058,669 $10,855,067 $11,582,508 $13,863,907 Fidelity Freedom Index 2060 Composite Index℠ $5,000,000 $5,744,852 $6,502,455 $6,815,663 $6,216,827 $9,325,593 $9,826,488 $9,104,741 $10,938,598 $11,654,949 $13,872,060 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 19.70% 8.34% 10.74% Fidelity Freedom Index 2060 Composite Index℠ 19.02% 8.27% 10.74% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831	$ 12,491,471,831
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 7,484,045
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$12,491,471,831
Number of Holdings	5
Total Advisory Fee	$7,484,045
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2010 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Premier Class
Trading Symbol	FCYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,181,263,394 $2,189,435,914 $2,084,500,431 $2,239,051,130 $2,366,539,244 $2,562,024,808 Fidelity Freedom Index 2010 Composite Index℠ $2,000,000,000 $2,182,342,947 $2,194,669,131 $2,088,181,925 $2,246,718,486 $2,373,369,726 $2,565,081,997 Bloomberg U.S. Aggregate Bond Index $2,000,000,000 $1,961,896,920 $1,880,437,250 $1,790,490,276 $1,820,891,361 $1,909,743,644 $1,992,789,769 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 8.26% 3.27% 4.39% Fidelity Freedom Index 2010 Composite Index℠ 8.08% 3.28% 4.41% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% -0.06% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 584,188
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 64.8 Domestic Equity Funds 17.4 International Equity Funds 11.0 Short-Term Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.8 Domestic Equity Funds - 17.4 International Equity Funds - 11.0 Short-Term Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 38.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Total Market Index Fund 16.4 Fidelity Series Global ex U.S. Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Commodity Strategy Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2065 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2065 Fund
Class Name	Fidelity Freedom® Index 2065 Fund Investor Class
Trading Symbol	FFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2065 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2019 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $8,776 $13,153 $13,794 $12,812 $15,358 $16,363 $19,594 Fidelity Freedom Index 2065 Composite Index℠ $10,000 $8,783 $13,174 $13,882 $12,862 $15,453 $16,465 $19,597 S&P 500® Index $10,000 $8,918 $13,944 $16,126 $14,879 $19,326 $20,920 $24,645 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Investor Class 19.75% 8.30% 10.48% Fidelity Freedom Index 2065 Composite Index℠ 19.02% 8.27% 10.48% S&P 500® Index 17.80% 12.06% 14.30% A From June 28, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Jun. 28, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384	$ 4,696,428,384
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 2,530,742
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$4,696,428,384
Number of Holdings	5
Total Advisory Fee	$2,530,742
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2050 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Investor Class
Trading Symbol	FIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,482 $12,992 $13,581 $12,366 $18,540 $19,446 $18,057 $21,642 $23,070 $27,627 Fidelity Freedom Index 2050 Composite Index℠ $10,000 $11,490 $13,005 $13,631 $12,434 $18,651 $19,653 $18,209 $21,877 $23,310 $27,755 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 19.75% 8.30% 10.70% Fidelity Freedom Index 2050 Composite Index℠ 19.07% 8.27% 10.75% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 16,399,309
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.7 International Equity Funds 36.6 Bond Funds 8.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.7 International Equity Funds - 36.6 Bond Funds - 8.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.7 Fidelity Series Global ex U.S. Index Fund 36.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 2.6 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2070 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2070 Fund
Class Name	Fidelity Flex® Freedom Blend 2070 Fund
Trading Symbol	FRBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2070 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2070 Fund $10,000 $10,383 $12,677 Fidelity Freedom 2070 Composite Index℠ $10,000 $10,441 $12,428 S&P 500® Index $10,000 $10,380 $12,229 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Flex® Freedom Blend 2070 Fund 22.09% 14.51% Fidelity Freedom 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 7,648,589	$ 7,648,589	$ 7,648,589	$ 7,648,589	$ 7,648,589	$ 7,648,589
Holdings Count | shares	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,648,589
Number of Holdings	18
Total Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.6 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.6 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Stock Fund 8.4 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Institutional Premium Class
Trading Symbol	FIWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,439,478 $5,871,600 $6,138,883 $6,129,963 $7,477,480 $7,548,898 $7,127,424 $7,766,226 $8,209,532 $9,009,790 Fidelity Freedom Index 2015 Composite Index℠ $5,000,000 $5,441,215 $5,875,212 $6,152,950 $6,144,066 $7,510,080 $7,597,088 $7,167,467 $7,823,048 $8,269,180 $9,062,430 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,022,025 $5,082,426 $5,310,160 $5,784,555 $5,825,641 $5,583,755 $5,316,668 $5,406,940 $5,670,778 $5,917,374 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 9.75% 3.80% 6.07% Fidelity Freedom Index 2015 Composite Index℠ 9.59% 3.83% 6.13% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 1,455,402
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 59.8 Domestic Equity Funds 21.5 International Equity Funds 13.8 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.8 Domestic Equity Funds - 21.5 International Equity Funds - 13.8 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 36.5 Fidelity Series Total Market Index Fund 20.6 Fidelity Series Global ex U.S. Index Fund 13.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Commodity Strategy Fund 0.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2060 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2060 Fund
Class Name	Fidelity Flex® Freedom Blend 2060 Fund
Trading Symbol	FWLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2060 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2060 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2060 Fund $10,000 $10,989 $11,269 $10,115 $15,838 $16,447 $15,373 $18,675 $19,774 $24,130 Fidelity Freedom 2060 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 $23,303 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2060 Fund 22.03% 8.79% 10.51% Fidelity Freedom 2060 Composite Index℠ 19.02% 8.27% 10.07% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 30,098,220	$ 30,098,220	$ 30,098,220	$ 30,098,220	$ 30,098,220	$ 30,098,220
Holdings Count | shares	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$30,098,220
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	40%

Holdings [Text Block]	Domestic Equity Funds 53.3 International Equity Funds 42.6 Bond Funds 4.1 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.3 International Equity Funds - 42.6 Bond Funds - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Stock Fund 8.4 Fidelity Series Large Cap Growth Index Fund 8.0 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.1 85.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2055 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2055 Fund
Class Name	Fidelity Freedom® Index 2055 Fund Investor Class
Trading Symbol	FDEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $11,490 $12,994 $13,587 $12,372 $18,543 $19,448 $18,065 $21,647 $23,082 $27,620 Fidelity Freedom Index 2055 Composite Index℠ $10,000 $11,490 $13,005 $13,631 $12,434 $18,651 $19,653 $18,209 $21,877 $23,310 $27,746 S&P 500® Index $10,000 $11,717 $13,357 $14,625 $13,605 $21,271 $24,599 $22,698 $29,480 $31,913 $37,594 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 19.66% 8.29% 10.69% Fidelity Freedom Index 2055 Composite Index℠ 19.03% 8.27% 10.74% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749	$ 20,666,232,749
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 12,560,463
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$20,666,232,749
Number of Holdings	5
Total Advisory Fee	$12,560,463
Portfolio Turnover	13%

Holdings [Text Block]	Domestic Equity Funds 55.6 International Equity Funds 37.2 Bond Funds 7.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.6 International Equity Funds - 37.2 Bond Funds - 7.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.6 Fidelity Series Global ex U.S. Index Fund 37.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.8 Fidelity Series International Developed Markets Bond Index Fund 0.5 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2015 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Premier II Class
Trading Symbol	FATVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,072,521,024 $5,570,587,362 Fidelity Freedom Index 2015 Composite Index℠ $5,000,000,000 $5,069,883,518 $5,556,229,967 Bloomberg U.S. Aggregate Bond Index $5,000,000,000 $5,042,673,521 $5,261,956,616 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 9.82% 6.96% Fidelity Freedom Index 2015 Composite Index℠ 9.59% 6.79% Bloomberg U.S. Aggregate Bond Index 4.35% 3.23% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 1,455,402
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 59.8 Domestic Equity Funds 21.5 International Equity Funds 13.8 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.8 Domestic Equity Funds - 21.5 International Equity Funds - 13.8 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 36.5 Fidelity Series Total Market Index Fund 20.6 Fidelity Series Global ex U.S. Index Fund 13.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Commodity Strategy Fund 0.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2045 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Premier II Class
Trading Symbol	FAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,071,202,557 $6,078,204,425 Fidelity Freedom Index 2045 Composite Index℠ $5,000,000,000 $5,055,971,476 $6,022,582,207 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 19.86% 12.93% Fidelity Freedom Index 2045 Composite Index℠ 19.12% 12.29% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 17,057,598
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 36.0 Bond Funds 10.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 36.0 Bond Funds - 10.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 53.8 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex Freedom Blend 2055 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Freedom Blend 2055 Fund
Class Name	Fidelity Flex® Freedom Blend 2055 Fund
Trading Symbol	FQLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Freedom Blend 2055 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Freedom Blend 2055 Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the Composite index for the fiscal year. Also helping was a non-Composite allocation to commodities and an underweight in U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000 Growth Index (+18.81%), for the 12 months. Fidelity Series Large Cap Stock Fund (+29.19%) also stood out, significantly topping its benchmark, the S&P 500 index (+17.80%).
•Investment performance within emerging-markets equities also helped. Specifically, an investment in Fidelity Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 8, 2017 through March 31, 2026. Initial investment of $10,000. Fidelity Flex® Freedom Blend 2055 Fund $10,000 $10,990 $11,271 $10,117 $15,846 $16,455 $15,370 $18,669 $19,779 $24,146 Fidelity Freedom 2055 Composite Index℠ $10,000 $10,910 $11,449 $10,443 $15,666 $16,507 $15,295 $18,375 $19,579 $23,304 S&P 500® Index $10,000 $11,022 $12,068 $11,226 $17,552 $20,299 $18,730 $24,326 $26,334 $31,022 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Freedom Blend 2055 Fund 22.08% 8.79% 10.52% Fidelity Freedom 2055 Composite Index℠ 19.03% 8.27% 10.07% S&P 500® Index 17.80% 12.06% 13.70% A From June 8, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Jun. 08, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 47,892,897	$ 47,892,897	$ 47,892,897	$ 47,892,897	$ 47,892,897	$ 47,892,897
Holdings Count | shares	19	19	19	19	19	19
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$47,892,897
Number of Holdings	19
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	Domestic Equity Funds 53.2 International Equity Funds 42.5 Bond Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.2 International Equity Funds - 42.5 Bond Funds - 4.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Large Cap Value Index Fund 14.8 Fidelity Series Blue Chip Growth Fund 12.5 Fidelity Series Emerging Markets Opportunities Fund 10.7 Fidelity Series Large Cap Stock Fund 8.4 Fidelity Series Large Cap Growth Index Fund 7.9 Fidelity Series Overseas Fund 7.1 Fidelity Series International Value Fund 7.1 Fidelity Series International Growth Fund 7.1 Fidelity Series Value Discovery Fund 5.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 85.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2050 Fund - Premier Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2050 Fund
Class Name	Fidelity Freedom® Index 2050 Fund Premier Class
Trading Symbol	FRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2050 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 24, 2020 through March 31, 2026. Initial investment of $2,000,000,000. Premier Class $2,000,000,000 $2,570,598,052 $2,697,791,321 $2,506,619,120 $3,006,497,215 $3,207,102,829 $3,841,632,957 Fidelity Freedom Index 2050 Composite Index℠ $2,000,000,000 $2,564,930,037 $2,702,697,201 $2,504,186,394 $3,008,574,171 $3,205,600,618 $3,816,919,667 S&P 500® Index $2,000,000,000 $2,637,300,930 $3,049,927,469 $2,814,215,574 $3,655,135,424 $3,956,745,967 $4,661,184,115 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Premier Class 19.79% 8.37% 11.98% Fidelity Freedom Index 2050 Composite Index℠ 19.07% 8.27% 11.85% S&P 500® Index 17.80% 12.06% 15.79% A From June 24, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Jun. 24, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062	$ 26,797,425,062
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 16,399,309
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,797,425,062
Number of Holdings	5
Total Advisory Fee	$16,399,309
Portfolio Turnover	12%

Holdings [Text Block]	Domestic Equity Funds 54.7 International Equity Funds 36.6 Bond Funds 8.7 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 54.7 International Equity Funds - 36.6 Bond Funds - 8.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 54.7 Fidelity Series Global ex U.S. Index Fund 36.6 Fidelity Series Long-Term Treasury Bond Index Fund 5.0 Fidelity Series Bond Index Fund 2.6 Fidelity Series International Developed Markets Bond Index Fund 1.1 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2020 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2020 Fund
Class Name	Fidelity Freedom® Index 2020 Fund Institutional Premium Class
Trading Symbol	FIWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2020 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,487,739 $5,968,965 $6,246,492 $6,148,285 $7,787,149 $7,898,928 $7,396,012 $8,176,447 $8,647,703 $9,631,610 Fidelity Freedom Index 2020 Composite Index℠ $5,000,000 $5,489,081 $5,974,248 $6,262,143 $6,163,569 $7,822,771 $7,958,626 $7,442,395 $8,239,408 $8,714,038 $9,679,268 Bloomberg U.S. Aggregate Bond Index $5,000,000 $5,022,025 $5,082,426 $5,310,160 $5,784,555 $5,825,641 $5,583,755 $5,316,668 $5,406,940 $5,670,778 $5,917,374 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 11.38% 4.34% 6.78% Fidelity Freedom Index 2020 Composite Index℠ 11.08% 4.35% 6.83% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320	$ 6,660,935,320
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 5,051,589
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,660,935,320
Number of Holdings	9
Total Advisory Fee	$5,051,589
Portfolio Turnover	16%

Holdings [Text Block]	Bond Funds 54.7 Domestic Equity Funds 25.9 International Equity Funds 16.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 54.7 Domestic Equity Funds - 25.9 International Equity Funds - 16.9 Short-Term Funds - 2.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 34.1 Fidelity Series Total Market Index Fund 25.2 Fidelity Series Global ex U.S. Index Fund 16.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 6.2 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series Treasury Bill Index Fund 2.5 Fidelity Series Commodity Strategy Fund 0.7 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2010 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2010 Fund
Class Name	Fidelity Freedom® Index 2010 Fund Investor Class
Trading Symbol	FKIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2010 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $10,724 $11,434 $11,941 $12,101 $14,163 $14,210 $13,518 $14,521 $15,336 $16,592 Fidelity Freedom Index 2010 Composite Index℠ $10,000 $10,738 $11,464 $11,989 $12,158 $14,270 $14,351 $13,654 $14,691 $15,519 $16,773 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 8.19% 3.22% 5.19% Fidelity Freedom Index 2010 Composite Index℠ 8.08% 3.28% 5.31% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070	$ 742,689,070
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 584,188
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$742,689,070
Number of Holdings	9
Total Advisory Fee	$584,188
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 64.8 Domestic Equity Funds 17.4 International Equity Funds 11.0 Short-Term Funds 6.8 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 64.8 Domestic Equity Funds - 17.4 International Equity Funds - 11.0 Short-Term Funds - 6.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 38.4 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 17.8 Fidelity Series Total Market Index Fund 16.4 Fidelity Series Global ex U.S. Index Fund 11.0 Fidelity Series Treasury Bill Index Fund 6.8 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.3 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 1.3 Fidelity Series Commodity Strategy Fund 1.0 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2035 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2035 Fund
Class Name	Fidelity Freedom® Index 2035 Fund Premier II Class
Trading Symbol	FAVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2035 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,065,570,236 $5,855,869,734 Fidelity Freedom Index 2035 Composite Index℠ $5,000,000,000 $5,054,037,949 $5,816,940,946 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 15.60% 10.34% Fidelity Freedom Index 2035 Composite Index℠ 15.09% 9.88% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124	$ 29,325,928,124
Holdings Count | shares	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 18,738,365
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$29,325,928,124
Number of Holdings	6
Total Advisory Fee	$18,738,365
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 39.0 Bond Funds 34.8 International Equity Funds 26.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 39.0 Bond Funds - 34.8 International Equity Funds - 26.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 39.0 Fidelity Series Global ex U.S. Index Fund 26.2 Fidelity Series Bond Index Fund 23.5 Fidelity Series International Developed Markets Bond Index Fund 4.8 Fidelity Series Long-Term Treasury Bond Index Fund 4.2 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 2.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2030 Fund - Premier II Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2030 Fund
Class Name	Fidelity Freedom® Index 2030 Fund Premier II Class
Trading Symbol	FAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2030 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier II Class	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 22, 2024 through March 31, 2026. Initial investment of $5,000,000,000. Premier II Class $5,000,000,000 $5,059,768,521 $5,763,789,393 Fidelity Freedom Index 2030 Composite Index℠ $5,000,000,000 $5,051,246,961 $5,732,929,633 S&P 500® Index $5,000,000,000 $5,077,848,798 $5,981,882,171 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Premier II Class 13.91% 9.26% Fidelity Freedom Index 2030 Composite Index℠ 13.50% 8.89% S&P 500® Index 17.80% 11.82% A From August 22, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Aug. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172	$ 26,131,375,172
Holdings Count | shares	7	7	7	7	7	7
Advisory Fees Paid, Amount	$ 17,448,008
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$26,131,375,172
Number of Holdings	7
Total Advisory Fee	$17,448,008
Portfolio Turnover	15%

Holdings [Text Block]	Bond Funds 42.8 Domestic Equity Funds 34.2 International Equity Funds 23.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 42.8 Domestic Equity Funds - 34.2 International Equity Funds - 23.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 34.2 Fidelity Series Bond Index Fund 27.4 Fidelity Series Global ex U.S. Index Fund 23.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.3 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Long-Term Treasury Bond Index Fund 3.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 0.3 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2045 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2045 Fund
Class Name	Fidelity Freedom® Index 2045 Fund Institutional Premium Class
Trading Symbol	FFOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2045 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,746,799 $6,505,104 $6,802,898 $6,199,043 $9,291,827 $9,752,037 $9,059,206 $10,861,676 $11,584,895 $13,876,198 Fidelity Freedom Index 2045 Composite Index℠ $5,000,000 $5,744,852 $6,502,455 $6,815,663 $6,216,827 $9,325,593 $9,826,488 $9,104,741 $10,938,598 $11,654,949 $13,883,165 S&P 500® Index $5,000,000 $5,858,613 $6,678,339 $7,312,547 $6,802,284 $10,635,483 $12,299,488 $11,348,929 $14,740,119 $15,956,429 $18,797,227 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Institutional Premium Class 19.78% 8.35% 10.75% Fidelity Freedom Index 2045 Composite Index℠ 19.12% 8.28% 10.75% S&P 500® Index 17.80% 12.06% 14.16% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819	$ 27,983,304,819
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 17,057,598
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$27,983,304,819
Number of Holdings	5
Total Advisory Fee	$17,057,598
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 53.8 International Equity Funds 36.0 Bond Funds 10.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 53.8 International Equity Funds - 36.0 Bond Funds - 10.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 53.8 Fidelity Series Global ex U.S. Index Fund 36.0 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series Bond Index Fund 4.0 Fidelity Series International Developed Markets Bond Index Fund 1.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2015 Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2015 Fund
Class Name	Fidelity Freedom® Index 2015 Fund Investor Class
Trading Symbol	FLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2015 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE March 31, 2016 through March 31, 2026. Initial investment of $10,000. Investor Class $10,000 $10,871 $11,721 $12,255 $12,234 $14,916 $15,045 $14,199 $15,464 $16,351 $17,937 Fidelity Freedom Index 2015 Composite Index℠ $10,000 $10,882 $11,750 $12,306 $12,288 $15,020 $15,194 $14,335 $15,646 $16,538 $18,125 Bloomberg U.S. Aggregate Bond Index $10,000 $10,044 $10,165 $10,620 $11,569 $11,651 $11,168 $10,633 $10,814 $11,342 $11,835 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 9.70% 3.76% 6.02% Fidelity Freedom Index 2015 Composite Index℠ 9.59% 3.83% 6.13% Bloomberg U.S. Aggregate Bond Index 4.35% 0.31% 1.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361	$ 1,921,458,361
Holdings Count | shares	9	9	9	9	9	9
Advisory Fees Paid, Amount	$ 1,455,402
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,921,458,361
Number of Holdings	9
Total Advisory Fee	$1,455,402
Portfolio Turnover	17%

Holdings [Text Block]	Bond Funds 59.8 Domestic Equity Funds 21.5 International Equity Funds 13.8 Short-Term Funds 4.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 59.8 Domestic Equity Funds - 21.5 International Equity Funds - 13.8 Short-Term Funds - 4.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Bond Index Fund 36.5 Fidelity Series Total Market Index Fund 20.6 Fidelity Series Global ex U.S. Index Fund 13.8 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.7 Fidelity Series International Developed Markets Bond Index Fund 5.0 Fidelity Series Treasury Bill Index Fund 4.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Commodity Strategy Fund 0.9 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Freedom Index 2070 Fund - Institutional Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity Freedom® Index 2070 Fund
Class Name	Fidelity Freedom® Index 2070 Fund Institutional Premium Class
Trading Symbol	FRBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Freedom® Index 2070 Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Premium Class	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, performance during the period was primarily driven by the returns of the strategic asset classes. The fund's strategic asset allocation reflects our long-term views and insights on participant needs, diversification, and capital markets. Our investment process is focused on selecting strategic asset classes that provide long-term returns, independent sources of return and risk, and favorable portfolio implementation attributes.
•U.S. equities gained 18.14% for the 12 months, as measured by the return of the Dow Jones U.S. Total Market Index. The fund's underlying investment in Fidelity® Series Total Market Index Fund returned 18.15%.
•Non-U.S. equities advanced 25.15% during the reporting period, as represented by the MSCI All Country World ex USA Index. By comparison, the fund's investment in Fidelity® Series Global ex U.S. Index gained 25.40%.
•Within fixed-income allocations, the fund's investment in Fidelity® Series Bond Index Fund returned 4.38%, modestly topping the 4.35% result of the Bloomberg U.S. Aggregate Bond Index. Elsewhere in fixed income, an allocation to Fidelity® Series Long-Term Treasury Bond Index Fund gained 0.36%, compared with a return of 0.47% for the Bloomberg U.S. Long-Term Treasury Bond Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 28, 2024 through March 31, 2026. Initial investment of $5,000,000. Institutional Premium Class $5,000,000 $5,226,653 $6,262,155 Fidelity Freedom Index 2070 Composite Index℠ $5,000,000 $5,220,733 $6,213,869 S&P 500® Index $5,000,000 $5,190,245 $6,114,289 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Institutional Premium Class 19.81% 13.73% Fidelity Freedom Index 2070 Composite Index℠ 19.02% 13.22% S&P 500® Index 17.80% 12.18% A From June 28, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500	$ 414,909,500
Holdings Count | shares	5	5	5	5	5	5
Advisory Fees Paid, Amount	$ 140,831
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$414,909,500
Number of Holdings	5
Total Advisory Fee	$140,831
Portfolio Turnover	9%

Holdings [Text Block]	Domestic Equity Funds 55.7 International Equity Funds 37.3 Bond Funds 7.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 55.7 International Equity Funds - 37.3 Bond Funds - 7.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Series Total Market Index Fund 55.7 Fidelity Series Global ex U.S. Index Fund 37.3 Fidelity Series Long-Term Treasury Bond Index Fund 4.9 Fidelity Series Bond Index Fund 1.7 Fidelity Series International Developed Markets Bond Index Fund 0.4 100.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec